LEASE	12 Months Ended
Dec. 31, 2020
LEASE
LEASE

8.         LEASE

The Group leases offices space under non-cancelable operating leases, with terms ranging from one to three years. The Group considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Group determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Group uses the rate implicit in the lease to discount lease payments to present value; however, most of the Group’s leases do not provide a readily determinable implicit rate. Therefore, the Group discount lease payments based on an estimate of its incremental borrowing rate.

The Group's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2019	2020
Right-of-use assets	$1,519	$683

Lease liabilities - current	$902	$1,002
Lease liabilities - non-current	535	3
Total lease liabilities	$1,437	$1,005

The weighted average remaining lease terms and discount rates for the operating lease were as follows as of December 31, 2020:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	0.77
Weighted average discount rate	7.5%

For the years ended December 31, 2019 and 2020, the Company incurred lease expenses as follows.

	For the year ended December 31,
	2019	2020
Operating lease cost	$1,031	$989
Short-term lease cost	154	32
Total	$1,185	$1,021

Cash payments for operating lease for the years ended December 31, 2019 and 2020 were $992 and $610.

For the years ended December 31, 2018, rental expenses based on ASC 840 were $2,076.

The following is a schedule, by fiscal years, of maturities of lease liabilities as of December 31, 2020:

2021	$1,017
2022	20
Total lease payments	1,037
Less: imputed interest	(32)
Present value of lease liabilities	$1,005